BENEFIT PLANS	12 Months Ended
Jun. 30, 2015
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLANS

13. BENEFIT PLANS

401(k) Plan

The Company has a 401(k) plan covering each eligible employee. Employees must be 21 years of age, work at least 1,000 hours per year, and have at least one year of service with the Company to be eligible to participate. Employees may defer compensation up to certain limits defined in the Internal Revenue Code. The Company’s matching contribution is discretionary. For the years ended June 30, 2015 and 2014, the Company chose to contribute 50% of an employee’s deferral on a maximum of 4% of the employee’s salary. The Company contributed $78,000 and $65,000 to the plan during the years ended June 30, 2015 and 2014, respectively. The Company may also make additional discretionary contributions to the plan. During the years ended June 30, 2015 and 2014, additional discretionary contributions were made in the amounts of $177,000 and $147,000, respectively.

Other Postretirement Benefit Plan

The Company has recorded a liability for its future postretirement benefit obligations under certain death benefit agreements. The total liability for the arrangements included in other liabilities was $183,000 at June 30, 2015 and $172,000 at June 30, 2014. Expense under this arrangement was $11,000 for 2015 and $10,000 for 2014. There were no death benefits paid under this arrangement in 2015 and 2014.

Employee Stock Ownership Plan

The Company established the ESOP on October 4, 2004 in connection with its common stock offering. The ESOP purchased 257,062 shares of the common stock of the Company. To fund the purchase, the ESOP borrowed $2.6 million from the Company at an initial variable rate of 4.75%, to be repaid on a pro-rata basis in 20 substantially equal annual installments. The borrowing was at a current rate of 3.25% as of June 30, 2015 and 2014. The collateral for the loan is the common stock of the Company purchased by the ESOP.

The shares of stock purchased by the ESOP are held in a suspense account until they are released for allocation among participants. The shares will be released annually from the suspense account and the released shares will be allocated to the participants on the basis of each participant’s compensation for the year of allocation. As shares are released from collateral, the Company recognizes compensation expense equal to the average market price of the shares during the period and the shares will be outstanding for earnings-per-share purposes. The shares not released are reported as unearned ESOP shares in the stockholders’ equity section on the consolidated balance sheets. ESOP expense for the years ended June 30, 2015 and 2014 was $96,000 and $81,000, respectively. At June 30, 2015 and 2014 there were 138,850 and 126,071 allocated shares, respectively, and 118,212 and 130,991 unallocated shares, respectively. The fair value of unallocated ESOP shares at June 30, 2015 and 2014 was $958,000 and $880,000, respectively.

Stock-based Incentive Plan

At the annual meeting of stockholders on October 31, 2005, stockholders of the Company approved the PSB Holdings, Inc. 2005 Stock-Based Incentive Plan (the “Incentive Plan”). Under the Incentive Plan, the Company may grant up to 340,213 stock options and 136,085 shares of restricted stock to its employees, officers and directors for an aggregate amount of up to 476,298 shares of the Company’s common stock for issuance upon the grant or exercise of awards. Both incentive stock options and non-statutory stock options may be granted under the Incentive Plan.

The Company has recorded share-based compensation expense related to outstanding stock option and restricted stock awards based upon the fair value at the date of grant over the vesting period of such awards on a straight-line basis. The fair value of each restricted stock allocation, based on the market price at the date of grant, is recorded to unearned stock awards. Compensation expenses related to unearned restricted shares are amortized to compensation and benefits expense over the vesting period of the restricted stock awards. The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model which includes several assumptions such as volatility, expected dividends, expected term and risk-free rate for each stock option award.

A summary of the status of the Incentive Plan as of June 30, 2015 and 2014 and changes during the years then ended is presented below:

	2015		2014
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price

Options outstanding at beginning of year	199,106	$10.62	222,921	$10.62
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	(23,815)	10.60

Outstanding at end of year	199,106	10.62	199,106	10.62

Options exercisable at end of year	199,106	$10.62	199,106	$10.62

The following table summarizes information about stock options outstanding as of June 30, 2015:

Options Outstanding				Options Exercisable
		Weighted-Average
Weighted-Average	Number	Remaining	Aggregate	Number	Weighted-Average
Exercise Price	Outstanding	Contractual Life	Intrinsic Value	Exercisable	Exercise Price

$10.60	170,106	0.36	$-	170,106	$10.60
10.70	23,000	1.90	-	23,000	10.70
10.78	6,000	0.94	-	6,000	10.78

At June 30, 2015 and 2014, there were no unrecognized compensation costs related to nonvested share based compensation. The Company recorded no share-based compensation expense for the years ended June 30, 2015 and 2014 in connection with the stock option and restricted stock awards as all awards have fully vested.